SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	13-1086010
Plan number	006
Note receivable from participants	$ 2,466,771
TOTAL	$ 490,299,329
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 375,573,232
Investment, Identifier [Axis]: Common Collective Trusts | Retirement Savings Trust III (13,803,755 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	13,803,755
Current value	$ 13,803,755
Investment, Identifier [Axis]: Employer, Common Stock Fund | National Fuel Gas Company | ESOP Fund (1,732,336 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	1,732,336
Current value	$ 98,455,571
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Cash Reserves Federal Money Market Fund Admiral Shares (12,719,008 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	12,719,008
Current value	$ 12,719,008
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | European Stock Index Fund Institutional Shares (248,700 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	248,700
Current value	$ 11,079,589
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Extended Market Index Fund Institutional Shares (202,137 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	202,137
Current value	$ 32,060,980
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Growth Index Fund Institutional (171,825 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	171,825
Current value	$ 43,153,897
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Institutional Index Fund Institutional Plus Shares (202,617 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	202,617
Current value	$ 111,858,580
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Pacific Stock Index Fund Institutional Shares (390,381 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	390,381
Current value	$ 6,695,040
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | STAR Fund (1,412,552 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	1,412,552
Current value	$ 41,190,022
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2020 Fund (25,144 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	25,144
Current value	$ 690,216
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2025 Fund (474,820 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	474,820
Current value	$ 9,472,659
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2030 Fund (308,426 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	308,426
Current value	$ 13,055,662
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2035 Fund (293,952 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	293,952
Current value	$ 8,048,393
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2040 Fund (133,633 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	133,633
Current value	$ 6,674,955
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2045 Fund (269,444 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	269,444
Current value	$ 9,360,484
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2050 Fund (150,473 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	150,473
Current value	$ 8,920,031
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2055 Fund (94,113 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	94,113
Current value	$ 6,226,509
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2060 Fund (76,897 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	76,897
Current value	$ 4,689,177
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2065 Fund (30,498 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	30,498
Current value	$ 1,220,833
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement 2070 Fund (1,217 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	1,217
Current value	$ 38,731
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Target Retirement Income Fund (162,913 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	162,913
Current value	$ 2,259,606
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Total Bond Market Index Fund Institutional Shares (2,772,803 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	2,772,803
Current value	$ 27,090,286
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Total International Stock Index Fund Admiral Shares (130,749 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	130,749
Current value	$ 5,299,251
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group of Investment Companies | Value Index Fund Institutional Shares (184,798 units)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, par or maturity value (in shares) | shares	184,798
Current value	$ 13,769,323